SCHEDULE OF ISSUE DATE FAIR VALUE INPUTS OF WARRANTS (Details)	9 Months Ended
Sep. 30, 2024
February issuance [Member] | Broker [member]
IfrsStatementLineItems [Line Items]
Volatility	107.80%
Risk free rate	4.48%
Expected life	3 years
Expected dividend yield	0.00%
April issuance [member] | Broker [member]
IfrsStatementLineItems [Line Items]
Volatility	108.67%
Risk free rate	4.62%
Expected life	3 years
Expected dividend yield	0.00%
August issuance [member] | Broker [member]
IfrsStatementLineItems [Line Items]
Volatility	118.87%
Risk free rate	3.74%
Expected life	3 years
Expected dividend yield	0.00%
Warrants [member] | February issuance [Member]
IfrsStatementLineItems [Line Items]
Volatility	119.23%
Risk free rate	4.33%
Expected life	5 years
Expected dividend yield	0.00%
Warrants [member] | April issuance [member]
IfrsStatementLineItems [Line Items]
Volatility	119.80%
Risk free rate	4.65%
Expected life	5 years
Expected dividend yield	0.00%